SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Property Plant and Equipment Depreciation Rates [Table Text Block]	Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:
Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%